Condensed Combined Carve-out Statements of Changes in Net Parent's Investment - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance, January 1, 2022	$ 15,486,920	$ 10,543,229	$ 15,505,661	$ 5,027,123	$ 5,027,123	$ 4,781,527
Net transfer from parent	566,188	550,119	2,068,726	6,754,991	13,801,233	2,058,200
Net loss	(919,673)	(835,464)	(2,440,952)	(1,524,230)	(3,322,695)	(1,812,604)
Balance, September 30, 2022	$ 15,133,435	10,257,884	$ 15,133,435	10,257,884	15,505,661	5,027,123	$ 4,781,527
Mother Earth's Storehouse, Inc. [Member]
Balance, January 1, 2022				3,834,674	3,834,674	2,935,054
Net loss						1,538,370	730,359
Balance, September 30, 2022						3,834,674	2,935,054
Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				1,824,162	1,824,162
Net loss		(195,668)		(306,548)		786,936
Balance, September 30, 2022		1,517,613		1,517,613		1,824,162
Capital Units [Member] | Mother Earth's Storehouse, Inc. [Member]
Balance, January 1, 2022				$ 60,260	$ 60,260	$ 60,260	$ 60,260
Balance, shares				100	100	100	100
Distributions / dividends
Pass-through entity tax
Net loss
Balance, September 30, 2022						$ 60,260	$ 60,260
Balance, shares						100	100
Capital Units [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				$ 30,002	$ 30,002	$ 2
Distributions / dividends
Acquisition of New Jersey locations				30,000		30,000
Net loss
Balance, September 30, 2022		30,002		30,002		30,002	$ 2
Retained Earnings [Member] | Mother Earth's Storehouse, Inc. [Member]
Balance, January 1, 2022				3,774,414	3,774,414	2,874,794	3,473,435
Distributions / dividends						(536,000)	(1,329,000)
Pass-through entity tax						(102,750)
Net loss						1,538,370	730,359
Balance, September 30, 2022						3,774,414	2,874,794
Retained Earnings [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				(2,922,234)	(2,922,234)	(4,574,690)
Distributions / dividends
Acquisition of New Jersey locations				(90,380)		(90,380)
Net loss				(214,584)		1,742,836
Balance, September 30, 2022		(3,136,818)		(3,136,818)		(2,922,234)	(4,574,690)
Total Shareholders' Equity [Member] | Mother Earth's Storehouse, Inc. [Member]
Balance, January 1, 2022				3,834,674	3,834,674	2,935,054	3,533,695
Distributions / dividends						(536,000)	(1,329,000)
Pass-through entity tax						(102,750)
Net loss						1,538,370	730,359
Balance, September 30, 2022						3,834,674	2,935,054
Total Shareholders' Equity [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				1,824,162	1,824,162	765,435
Distributions / dividends						(127,632)
Acquisition of New Jersey locations				399,423		399,423
Net loss				(306,548)		786,936
Balance, September 30, 2022		1,517,613		1,517,613		1,824,162	765,435
Member Units [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				(496,097)	(496,097)
Distributions / dividends
Acquisition of New Jersey locations				459,803		459,803
Net loss				(91,965)		(955,900)
Balance, September 30, 2022		(588,062)		(588,062)		(496,097)
Additional Paid-in Capital [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				5,212,491	$ 5,212,491	5,340,123
Distributions / dividends						(127,632)
Acquisition of New Jersey locations
Net loss
Balance, September 30, 2022		$ 5,212,491		$ 5,212,491		$ 5,212,491	$ 5,340,123